INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed expected (benefit) income taxes	$ (271,000)	$ (535,000)	$ (675,000)
Increase in valuation allowance	$ 271,000	$ 535,000	$ 675,000
Income Tax Expense (Benefit)